TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year ended December 31
	2023	2022	2021
Israel	$(59,200)	$(102,013)	$(68,924)
Foreign	7,514	(2,506)	(8,875)
	$(51,686)	$(104,519)	$(77,799)

Schedule of provision for income taxes
	Year ended December 31
	2023	2022	2021
Current:
Israel	$69	$(93)	$103
Foreign	6,769	1,389	697
Total current taxes	6,838	1,296	800
Deferred:
Israel	-	-	-
Foreign	(1,771)	2,535	1,694
Total deferred taxes	(1,771)	2,535	1,694
Total income taxes	$5,067	$3,831	$2,494

Schedule of effective income tax rate reconciliation
	Year ended December 31
	2023	2022	2021

Loss before income taxes	$51,686	$104,519	$77,799
Statutory tax rate	23%	23%	23%
Theoretical income tax benefit	$(11,888)	$(24,039)	$(17,894)
Preferred technology enterprise	6,512	11,221	7,582
Foreign rate differential	16	(300)	(597)
Unrecognized tax benefits	373	1,348	3,159
Changes in valuation allowance	4,329	11,421	7,498
Share-based compensation	5,589	3,745	2,519
Non-deductible expenses	69	513	234
Other	67	(78)	(7)
Actual tax expense	$5,067	$3,831	$2,494

Schedule of deferred tax assets and liabilities
	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$48,348	$43,437
Research and development expenses	4,878	5,398
Accruals and reserves	2,574	2,088
Issuance costs	-	914
Share-based compensation	4,396	4,318
Operating lease liability	1,968	2,115
Other deferred assets	1,083	805
Gross deferred tax assets	63,247	59,075
Valuation allowance	(55,758)	(51,164)
Total deferred tax assets	7,489	7,911
Deferred tax liabilities:
Deferred contract costs	(10,989)	(13,313)
Operating lease ROU asset	(1,760)	(1,667)
Other deferred tax liabilities	(299)	(261)
Gross deferred tax liabilities	(13,048)	(15,241)
Net deferred taxes	$(5,559)	$(7,330)

Schedule of changes in gross amount of unrecognized tax benefits
Unrecognized Tax Benefits
Balance - December 31, 2020	1,709
Increases related to prior years’ tax positions	175
Increases related to current years’ tax positions	2,984
Balance - December 31, 2021	4,868
Decrease related to prior years’ tax positions	(287)
Increases related to current years’ tax positions	1,635
Balance - December 31, 2022	6,216
Increase related to prior years’ tax positions	10
Increases related to current years’ tax positions	317
Balance - December 31, 2023	$6,543